Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue.
Schedule of collaboration revenue

	2025	2024	2023

	(€ in thousands)
Upfront consideration	12,329	16,080	6,514
Milestone payments	3,577	2,825	—
Total	15,906	18,905	6,514

Summary of revenue recognized

Eli Lilly
(€ in thousands)
Balance at January 1, 2024	64,739
Addition of milestones achieved	5,096
Revenue recognized	(18,905)
Balance at January 1, 2025	50,930
Addition of milestones achieved	3,922
Revenue recognized	(15,906)
Balance at December 31, 2025	38,946